Investments - Narrative (Details) $ in Millions, $ in Millions				12 Months Ended
	Apr. 24, 2023 CAD ($) MW	May 06, 2022 USD ($)	Nov. 30, 2020	Dec. 31, 2023 CAD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Feb. 01, 2022 CAD ($)
Investment [Line Items]
Equity investment				$ 138		$ 129
EMG
Investment [Line Items]
Ownership interest (as a percent)			3000.00%
Contingent amount paid					$ 3.5
Skookumchuck
Investment [Line Items]
Ownership interest (as a percent)				4900.00%
Capacity of facility (in megawatts) | MW				136.8
PPA, period				20 years
Tent Mountain
Investment [Line Items]
Ownership interest (as a percent)	5000.00%
Capacity of facility (in megawatts) | MW	320
Purchase price	$ 8
Aggregate consideration				$ 2
Contingent consideration	$ 17
Energy Impact Partners
Investment [Line Items]
Committed investment		$ 25.0
Committed investment, period		4 years
Ekona | Class B Preferred Shares
Investment [Line Items]
Equity investment							$ 2